Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
10.
EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets were as follows:

	Thacker Pass	Millennial Projects	Other Claims	Total
	$	$	$	$
Total exploration and evaluation assets
As at December 31, 2022	9,514	339,131	-	348,645
Transfers to PP&E (Note 8)	(9,514)	-	-	(9,514)
Acquisition of Arena Minerals (Note 6)	-	-	1,385	1,385
Additions	-	2,646	770	3,416
Write offs	-	(70)	-	(70)
Assets distributed to the shareholders (Note 4)	-	-	(770)	(770)
As at December 31, 2023	-	341,707	1,385	343,092

The Company has certain commitments for royalty and other payments to be made for Pastos Grandes as set out below. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the project.

10.
EXPLORATION AND EVALUATION ASSETS (continued)

Pastos Grandes:

•
1.5% royalty on the gross operating revenues from production from certain Pastos Grandes claims, payable to the original vendors of the project; and

royalties to a maximum of 3% over net-back income, payable to the Salta Province